Subsequent Events (Details Narrative) (fuboTV Inc. Pre-Merger) - $ / shares	Apr. 02, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock options outstanding		13,455,473	16,667
Weighted average price		$ 4.44	$ 28.20
Series AA Convertible Preferred Stock [Member]
Preferred stock par value		$ 0.0001
Fubo TV Pre-Merger [Member]
Stock options outstanding			2,299,942	2,380,989
Weighted average price			$ 4.85	$ 4.57
Fubo TV Pre-Merger [Member] | Subsequent Event [Member] | Merger Agreement [Member]
Stock options outstanding	8,051,098
Weighted average price	$ 1.32
Debt conversion, description	Each share of Series AA Preferred Stock is entitled to 0.8 votes per share and is convertible into two (2) shares of FaceBank's common stock, and shall only be convertible immediately following the sale of such shares on an arms'-length basis either pursuant to an exemption from registration under Rule 144 promulgated under the Securities Act of 1933 (the "Securities Act") or pursuant to an effective registration statement under the Securities Act. Until
Fubo TV Pre-Merger [Member] | Subsequent Event [Member] | Merger Agreement [Member] | Series AA Convertible Preferred Stock [Member]
Debt conversion shares	32,324,362
Preferred stock par value	$ 0.0001